Income Tax (Details) - Schedule of valuation allowance provided portion deferred $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Valuation Allowance Provided Portion Deferred Abstract
Valuation allowance, Beginning	$ 12,882
Increase	11,822
Valuation allowance, Ending	$ 24,704